Equity - Exercises of share options by the former CEO (Details) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of options exercised	3,766,309
Share Option Exercises | shares	3,195,276		3,195,276
Cash consideration on exercise of option | $	$ 0
Concurrent Private Placement
Disclosure of classes of share capital [line items]
Cashless exercises of warrants		€ 2,020,000
Cash consideration on exercise of option		€ 312,023